Commitments, Guarantees and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 7,874	¥ 7,832
More than one year	5,150	7,553
Total	¥ 13,024	¥ 15,385